UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612
                                   -------

Value Line Income And Growth Fund, Inc.
---------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
-----------------------------------------

David T. Henigson
-----------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: September 30, 2005

Item 1: Schedule of Investments.

Value Line Income and Growth Fund, Inc.
Schedule of Investments (unaudited)                           September 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (59.1%)

                   AEROSPACE/DEFENSE (1.2%)
          12,000   Alliant Techsystems, Inc.*                         $     896
          25,000   Empresa Brasileira de Aeronautica S.A. (ADR)             965
          15,000   Lockheed Martin Corp.                                    916
          12,000   Raytheon Co.                                             456
                                                                      ----------
                                                                          3,233

                   AIR TRANSPORT (0.3%)
          10,000   FedEx Corp.                                              871

                   APPAREL (0.4%)
          10,000   Kellwood Co.                                             259
          20,000   Liz Claiborne, Inc.                                      786
                                                                      ----------
                                                                          1,045

                   AUTO & TRUCK (0.2%)
          20,000   HONDA MOTOR CO., LTD. (ADR)                              568

                   AUTO PARTS (0.5%)
          20,000   Autoliv, Inc.                                            870
          15,000   Superior Industries International, Inc.                  323
                                                                      ----------
                                                                          1,193

                   BANK (1.5%)
          32,000   ICICI Bank Ltd. (ADR)                                    904
          22,000   KeyCorp                                                  710
          20,000   PNC Financial Services Group, Inc.                     1,160
          10,000   SunTrust Banks, Inc.                                     695
          12,250   TD Banknorth, Inc.                                       369
                                                                      ----------
                                                                          3,838

                   BANK - FOREIGN (0.2%)
          20,000   ABN Amro Holding NV (ADR)                                480

                   BANK - MIDWEST (0.3%)
          25,000   U.S. Bancorp                                             702

                   BEVERAGE - SOFT DRINK (0.5%)
          25,000   Cadbury Schweppes plc (ADR)                            1,018
           5,877   Toronto-Dominion Bank (The)                              290
                                                                      ----------
                                                                          1,308

                   BIOTECHNOLOGY (0.1%)
          35,000   Savient Pharmaceuticals, Inc.*                           132

                   CANADIAN ENERGY (1.6%)
          27,000   Canadian Natural Resources Ltd.                        1,220
          30,000   EnCana Corp.                                           1,749
           8,000   Suncor Energy, Inc.                                      484
          15,000   Talisman Energy, Inc.                                    733
                                                                      ----------
                                                                          4,186

                   CEMENT & AGGREGATES (0.5%)
          25,000   Cemex S.A. de C.V. (ADR)                               1,307

                   CHEMICAL - BASIC (0.3%)
          11,000   Dow Chemical Co. (The)                                   458
          11,000   E. I. du Pont de Nemours & Co.                           431
                                                                      ----------
                                                                            889

                   CHEMICAL - DIVERSIFIED (0.8%)
          10,000   3M Co.                                                   734
          20,000   Cabot Corp.                                              660
          22,000   Pall Corp.                                               605
                                                                      ----------
                                                                          1,999

                   CHEMICAL - SPECIALITY (0.6%)
          20,000   Agrium, Inc.                                             439
          12,000   Avery Dennison Corp.                                     629
          10,000   Lubrizol Corp. (The)                                     433
                                                                      ----------
                                                                          1,501

                   COAL (0.1%)
          20,000   Mosaic Co. (The)*                                        320

                   COMPUTER & PERIPHERALS (0.8%)
          20,000   Hewlett-Packard Co.                                      584
          40,000   Identix, Inc.*                                           188
          30,000   LaserCard Corp.*                                         266
          40,000   Lexar Media, Inc.*                                       256
          35,000   Quantum Corp.*                                           108
          20,000   Silicon Storage Technology, Inc.*                        108
          30,000   3Com Corp.*                                              122
          30,000   Unisys Corp.*                                            199
          15,000   Western Digital Corp.*                                   194
                                                                      ----------
                                                                          2,025

                   COMPUTER SOFTWARE & SERVICES (2.0%)
          25,000   Borland Software Corp.*                                  146
          25,000   Cognos, Inc.*                                            973
          15,000   Computer Sciences Corp.*                                 710
          25,000   Compuware Corp.*                                         238
          15,000   Fair Isaac Corp.                                         672
          10,000   Keane, Inc.*                                             114
          65,000   Microsoft Corp.                                        1,672
          30,000   Novell, Inc.*                                            224
          35,000   RSA Security, Inc.*                                      445
                                                                      ----------
                                                                          5,194

                   DIVERSIFIED COMPANIES (1.1%)
          20,000   Brink's Co. (The)                                        821
          35,000   McDermott International, Inc.*                         1,281
          12,000   Teleflex, Inc.                                           846
                                                                      ----------
                                                                          2,948

                   DRUG (2.9%)
          10,000   American Pharmaceutical Partners, Inc.*                  457
          20,000   Elan Corp. plc (ADR)*                                    177
          15,000   Immucor, Inc.*                                           412
          40,000   Mylan Laboratories, Inc.                                 770
          40,000   Pfizer, Inc.                                             999
          20,000   Pharmaceutical Product Development, Inc.*              1,150
          35,000   Sanofi-Aventis (ADR)                                   1,454
          20,000   Serono S.A. (ADR)                                        329
          20,000   Spectrum Pharmaceuticals, Inc.*                           99
          15,000   Teva Pharmaceutical Industries Ltd. (ADR)                501
          30,000   Watson Pharmaceuticals, Inc.*                          1,098
                                                                      ----------
                                                                          7,446

                   E-COMMERCE (0.1%)
          20,000   Interwoven, Inc.*                                        163

                   EDUCATIONAL SERVICES (0.2%)
          40,000   Alkermes, Inc.*                                          672

                   ELECTRICAL EQUIPMENT (1.2%)
          65,000   General Electrical Co.                                 2,189
          30,000   Thomas & Betts Corp.*                                  1,032
                                                                      ----------
                                                                          3,221

                   ELECTRICAL UTILITY - CENTRAL (0.5%)
          20,000   American Electric Power Company, Inc.                    794
          21,000   Westar Energy, Inc.                                      507
                                                                      ----------
                                                                          1,301

                   ELECTRICAL UTILITY - EAST (2.4%)
          16,000   Dominion Resources, Inc.                               1,378
          30,000   Exelon Corp.                                           1,603
          20,000   Pepco Holdings, Inc.                                     465
          30,000   PPL Corp.                                                970
          20,000   Progress Energy, Inc.                                    895
          20,000   TECO Energy, Inc.                                        360
          35,000   Ultralife Batteries, Inc.*                               452
                                                                      ----------
                                                                          6,123

                   ELECTRICAL UTILITY - WEST (0.3%)
          40,000   Xcel Energy, Inc.                                        784

                   ELECTRONICS (1.5%)
          25,000   Avnet, Inc.*                                             611
          40,000   Cubic Corp.                                              685
          17,000   Fargo Electronics*                                       297
          55,000   MEMC Electronic Materials, Inc.*                       1,253
          30,000   Paxar Corp.*                                             506
          35,225   Symbol Technologies, Inc.                                341
          35,000   Valence Technology, Inc.*                                 95
                                                                      ----------
                                                                          3,788

                   ENTERTAINMENT (0.4%)
          10,000   IAC/InterActiveCorp*                                     254
          50,000   Liberty Media Corp. Class "A"*                           402
          30,000   Time Warner, Inc.                                        543
                                                                      ----------
                                                                          1,199

                   ENVIRONMENTAL (0.3%)
          10,000   Tetra Tech, Inc.*                                        168
          20,000   Waste Management, Inc.                                   572
                                                                      ----------
                                                                            740

                   FINANCIAL SERVICES - DIVERSIFIED (2.1%)
          20,000   American International Group, Inc.                     1,239
          30,000   Citigroup, Inc.                                        1,366
          10,000   HSBC Holdings plc (ADR)                                  812
          20,000   ING Groep N.V. (ADR)                                     596
          15,000   Loews Corp.                                            1,386
           5,000   Principal Financial Group, Inc.                          237
                                                                      ----------
                                                                          5,636

                   FOOD PROCESSING (3.1%)
          20,000   Archer-Daniels-Midland Co.                               493
          15,000   Bunge Ltd.                                               789
          25,000   Chiquita Brands International, Inc.                      699
          20,000   ConAgra Foods, Inc.                                      495
          20,000   Dean Foods Co.*                                          777
          20,000   Fresh Del Monte Produce, Inc.                            544
          27,000   General Mills, Inc.                                    1,301
          15,000   Hormel Foods Corp.                                       495
          30,000   Kraft Foods, Inc.                                        918
          30,000   Sara Lee Corp.                                           569
          20,000   Smithfield Foods, Inc.*                                  594
          10,000   Unilever plc (ADR)                                       422
                                                                      ----------
                                                                          8,096

                   FOREIGN TELECOMMUNICATIONS (1.8%)
          30,000   BCE, Inc.                                                823
          30,000   Compania de Telecomunicaciones de Chile S.A. (ADR)       326
          30,000   TDC A/S (ADR)                                            809
          20,000   Telecom Corp. of New Zealand Ltd. (ADR)                  672
          40,000   Telefonos de Mexico S.A. de C.V. (ADR) Series "L"        851
          45,000   Vodafone Group plc (ADR)                               1,169
                                                                      ----------
                                                                          4,650

                   HEALTHCARE INFORMATION SYSTEMS (0.1%)
          20,000   Applera Corp.-Celera Genomics Group*                     243

                   HOTEL/GAMING (0.3%)
          30,000   International Game Technology                            810

                   HOUSEHOLD PRODUCTS (0.3%)
          15,000   Evergreen Solar, Inc.*                                   140
          25,000   Newell Rubbermaid, Inc.                                  566
                                                                      ----------
                                                                            706

                   HUMAN RESOURCES (0.3%)
          15,000   Manpower, Inc.                                           666

                   INDUSTRIAL SERVICES (0.5%)
          25,000   Convergys Corp.*                                         359
          20,000   Medis Technologies Ltd.*                                 359
          25,000   Sabre Holdings Corp. Class "A"                           507
                                                                      ----------
                                                                          1,225

                   INFORMATION SERVICES (0.3%)
          25,000   ProQuest Co.*                                            905

                   INSURANCE - LIFE (0.6%)
          25,000   Lincoln National Corp.                                 1,300
          10,000   UnumProvident Corp.                                      205
                                                                      ----------
                                                                          1,505

                   INSURANCE - PROPERTY & CASUALTY (1.9%)
          30,000   American Financial Group, Inc.                         1,018
          16,000   Aspen Insurance Holdings Ltd.                            473
          15,000   Berkley (W.R.) Corp.                                     592
          30,000   HCC Insurance Holdings, Inc.                             856
          15,000   PartnerRe Ltd.                                           961
          12,000   SAFECO Corp.                                             641
          25,000   21st Century Insurance Group                             399
                                                                      ----------
                                                                          4,940

                   MACHINERY (1.1%)
          15,000   Briggs & Stratton Corp.                                  519
          20,000   Flowserve Corp.*                                         727
          22,000   Lincoln Electronics Holdings, Inc.                       867
          20,000   Snap-on, Inc.                                            722
                                                                      ----------
                                                                          2,835

                   MARITIME (0.3%)
          40,000   OMI Corp.                                                715

                   MEDICAL SERVICES (1.0%)
          20,000   Health Net, Inc.*                                        946
          15,000   Laboratory Corp. of America Holdings*                    731
          15,000   Lincare Holdings, Inc.*                                  616
          26,000   PSS World Medical, Inc.*                                 347
                                                                      ----------
                                                                          2,640

                   MEDICAL SUPPLIES (2.2%)
          12,000   Becton, Dickinson & Co.                                  629
          12,000   Bio-Rad Laboratories, Inc. Class "A"*                    660
          12,000   Biomet, Inc.                                             417
          20,000   Johnson & Johnson                                      1,266
          15,000   Molecular Devices Corp.*                                 313
          20,000   PolyMedica Corp.                                         699
          24,000   STERIS Corp.                                             571
          30,000   Varian Medical Systems, Inc.*                          1,185
                                                                      ----------
                                                                          5,740

                   METALS FABRICATING (0.1%)
          15,000   Shaw Group, Inc. (The)*                                  370

                   METALS & MINING - DIVERSIFIED (1.7%)
          20,000   Alliance Resource Partners, L.P.                         919
          49,000   BHP Billiton Ltd. (ADR)                                1,675
          25,000   Inco Ltd.                                              1,184
          12,000   Southern Peru Copper Co.                                 672
                                                                      ----------
                                                                          4,450

                   NATURAL GAS  - DISTRIBUTION (0.2%)
          21,000   Ferrellgas Partners, L.P.                                455

                   NATURAL GAS - DIVERSIFIED (1.4%)
          24,000   Devon Energy Corp.                                     1,647
          20,000   National Fuel Gas Co.                                    684
          30,000   Vintage Petroleum, Inc.                                1,370
                                                                      ----------
                                                                          3,701

                   NEWSPAPER (0.2%)
          40,000   News Corp. Class "B"                                     660

                   OFFICE EQUIPMENT & SUPPLIES (0.3%)
          25,000   Diebold, Inc.                                            862

                   OILFIELD SERVICES/EQUIPMENT (1.1%)
          30,000   Offshore Logistics, Inc.*                              1,110
           5,000   Plains All American Pipeline, L.P.                       213
          25,000   Rowan Companies, Inc.*                                   887
          30,000   Superior Energy Services, Inc.*                          693
                                                                      ----------
                                                                          2,903

                   PACKAGING & CONTAINER (0.3%)
          10,000   American Greetings Corp. Class "A"                       274
          20,000   Sonoco Products Co.                                      546
                                                                      ----------
                                                                            820

                   PETROLEUM - INTEGRATED (2.5%)
          10,000   Amerada Hess Corp.                                     1,375
          15,000   ChevronTexaco Corp.                                      971
          15,000   Marathon Oil Corp.                                     1,034
           3,000   PetroChina Co., Ltd. (ADR)                               250
          20,000   Petroleo Brasileiro S.A. - Petrobras (ADR)             1,430
          25,000   Repsol YPF, SA (ADR)                                     808
           6,001   Valero Energy Corp.                                      678
                                                                      ----------
                                                                          6,546

                   PETROLEUM - PRODUCING (1.3%)
          10,000   Anadarko Petroleum Corp.                                 958
          15,000   Burlington Resources, Inc.                             1,220
          28,000   Cimarex Energy Co.*                                    1,269
                                                                      ----------
                                                                          3,447

                   PHARMACY SERVICES (0.3%)
          15,000   Omnicare, Inc.                                           843

                   POWER (0.3%)
          18,000   Headwaters, Inc.*                                        673

                   PRECIOUS METALS (2.0%)
          20,000   Agnico-Eagle Mines Ltd.                                  296
          35,000   Anglo American plc (ADR)                               1,057
          25,000   AngloGold Ashanti Ltd. (ADR)                           1,061
          35,000   Apex Silver Mines Ltd.*                                  550
          70,000   Coeur d'Alene Mines Corp.*                               296
          50,000   Harmony Gold Mining Company Ltd. (ADR)                   547
          25,000   Newmont Mining Corp.                                   1,179
          10,000   Western Silver Corp.*                                     84
                                                                      ----------
                                                                          5,070

                   PRECISION INSTRUMENT (0.7%)
          35,000   Agilent Technologies, Inc.*                            1,146
          30,000   OSI Systems, Inc.*                                       474
          25,000   RAE Systems, Inc.*                                        86
                                                                      ----------
                                                                          1,706

                   R.E.I.T. (0.9%)
          40,000   Crescent Real Estate Equities Co.                        820
          30,000   GMH Communities Trust                                    440
          40,000   Pengrowth Energy Trust Class "A"                       1,017
                                                                      ----------
                                                                          2,277

                   RAILROAD (1.6%)
          12,000   Canadian National Railway Co.                            852
          24,000   Canadian Pacific Railway Ltd.                          1,031
          20,000   CSX Corp.                                                930
          15,000   Norfolk Southern Corp.                                   608
          10,000   Union Pacific Corp.                                      717
                                                                      ----------
                                                                          4,138

                   RETAIL - SPECIAL LINES (0.8%)
          10,000   Bed Bath & Beyond, Inc.*                                 402
          20,000   Claire's Stores, Inc.                                    483
          12,000   Linens 'n Things, Inc.*                                  320
          20,000   NBTY, Inc.*                                              470
          25,000   TJX Companies, Inc. (The)                                512
                                                                      ----------
                                                                          2,187

                   SECURITIES BROKERAGE (0.4%)
          20,000   Morgan Stanley                                         1,079

                   SEMICONDUCTOR (0.9%)
          15,000   Advanced Micro Devices, Inc.*                            378
          35,000   ATI Technologies, Inc.*                                  488
          20,000   Cypress Semiconductor Corp.*                             301
          27,000   O2Micro International Ltd.*                              425
          25,000   OmniVision Technologies, Inc.*                           316
          20,000   STMicroelectronics N.V.                                  346
                                                                      ----------
                                                                          2,254

                   SHOE (0.7%)
          15,000   Brown Shoe Company, Inc.                                 495
          10,000   Genesco, Inc.*                                           372
          15,000   Reebok International Ltd.                                849
                                                                      ----------
                                                                          1,716

                   STEEL - GENERAL (0.1%)
          35,000   Microtune, Inc.*                                         218


                   TELECOMMUNICATIONS EQUIPMENT (0.5%)
          25,000   AudioCodes Ltd.*                                         275
          30,000   Harmonic, Inc.*                                          175
          20,000   MasTec, Inc.*                                            218
          45,000   Polycom, Inc.*                                           728
                                                                      ----------
                                                                          1,396

                   TELECOMMUNICATION SERVICES (0.7%)
          50,000   Dycom Industries, Inc.*                                1,011
          35,000   Telkonet, Inc.*                                          137
          20,000   Tim Participacoes S.A. (ADR)                             372
          25,157   Turkcell Iletisim Hizmetleri A/S (ADR)                   343
                                                                      ----------
                                                                          1,863

                   TRUCKING (0.3%)
          20,000   Ryder System, Inc.                                       684

                   UTILITY- FOREIGN (0.3%)
          20,000   Scottish Power plc (ADR)                                 805
                                                                      ----------

                   WATER UTILITY (0.6%)
          25,000   American States Water Co.                                837
          20,100   California Water Service Group                           828
                                                                      ----------
                                                                          1,665

                   WIRELESS NETWORKING (0.2%)
          30,000   Alvarion Ltd.*                                           245
          20,000   Powerwave Technologies, Inc.*                            260
                                                                      ----------
                                                                            505

                   TOTAL COMMON STOCKS
                      (Cost $119,449,000)                               153,781
                                                                      ----------

PREFERRED STOCKS (2.6%)

           BEVERAGE - ALCOHOLIC (0.3%)
  20,000   Constellation Brands, Inc., 5.75%, Series "A" Conv. Pfd.         781

           CHEMICAL - DIVERSIFIED (0.3%)
  15,000   Huntsman Corp., 5.0%, Conv. Pfd.                                 654

           FINANCIAL SERVICES - DIVERSIFIED (0.6%)
  20,000   General Electric Capital Corp., Step Coupon, Pfd.                477
  40,000   HSBC Holdings plc 6.2%, Series "A" Pfd.                          996
                                                                         -------
                                                                          1,473

           INSURANCE - LIFE (0.4%)
   5,000   MetLife, Inc. 5.875%, Pfd.                                       124
  25,000   MetLife, Inc. 6.5%, Series "B" Pfd.                              634
  10,000   UnumProvident Corp. 8.25% Adj. Conv. Unit                        397
                                                                         -------
                                                                          1,155

           MEDICAL SUPPLIES (0.2%)
  10,000   Baxter International, Inc. 7.0%, Conv. Unit                      570

           R.E.I.T. (0.3%)
  30,000   Health Care REIT, Inc. 7.625%, Series "F" Pfd.                   759

           SECURITIES BROKERAGE (0.5%)
  50,000   Lehman Brothers Holdings, Inc. Floating Rate,                  1,265
              Series "G", Pfd.                                           -------

           TOTAL PREFERRED STOCKS
              (Cost $6,258,000)                                           6,657
                                                                         -------


    Principal
     Amount
 (in thousands)
----------------
CORPORATE BONDS & NOTES (11.3%)

                   AIR TRANSPORT (0.5%)
         $ 1,500   ExpressJet Holdings, Inc. Sr. Conv. Guaranteed
                      Notes, 4.25%, 8/1/23                                          1,283

                   AUTO & TRUCK (0.4%)
           1,000   Navistar Financial Corp., 4.75%, Conv. Notes, 4/1/09               950

                   CABLE TV (0.5%)
           1,250   Mediacom Communications, Inc., 5.25%, Class "A",
                      Sr. Conv. Notes, 7/1/06                                       1,244

                   CHEMICAL - SPECIALITY (0.5%)
           1,175   Lubrizol Corp. (The),  5.875%, Sub. Conv.
                      Notes, 12/1/08                                                1,206

                   COMPUTER SOFTWARE & SERVICES (0.5%)
           1,000   Ciber, Inc., 2.875%, Conv. Notes, 12/15/23                         879
             500   Mentor Graphics Corp., 6.875%, Sub. Conv.
                      Notes, 6/15/07                                                  497
                                                                                ----------
                                                                                    1,376

                   DRUG (0.8%)
             500   Enzon Pharmaceuticals, Inc., 4.50%, Sub.
                      Conv. Notes, 7/1/08                                             454
             800   King Pharmaceutical, Inc., 2.75%,
                      Conv. Notes, 11/15/21                                           774
           1,000   Valeant Pharmaceuticals International, 4.00%,
                      Conv. Notes, 11/15/13                                           906
                                                                                ----------
                                                                                    2,134

                   ELECTRICAL EQUIPMENT (0.8%)
           2,000   Thomas & Betts Corp. 6.39%, Notes, 2/10/09                       2,074

                   ENTERTAINMENT (0.6%)
           1,500   Liberty Media Corp. 7.875%, Series "A", 7/15/09                  1,578

                   FINANCIAL SERVICES (1.5%)
           1,000   BISYS Group, Inc. (The), 4.0%, Sub. Conv. Notes, 3/15/06           994
           3,000   SLM Corp., Floating Rate Notes, 4.15%, 4/1/14**                  2,860
                                                                                ----------
                                                                                    3,854

                   FOOD PROCESSING (0.4%)
           1,000   Sensient Technologies Corp., 6.50%, Notes, 4/1/09                1,021

                   GROCERY (0.8%)
           1,000   Delhaize America, Inc., 7.375%, Sub. Guaranteed
                      Notes, 4/15/06                                                1,014
           1,000   Wild Oats Markets, Inc., 3.25% Sr. Notes, 5/15/34 (1)              942
                                                                                ----------
                                                                                    1,956

                   HOTEL/GAMING (0.4%)
           1,000   Caesars Entertainment, Inc., 7.875%, Series "A",
                      Sr. Sub. Notes, 12/15/05                                      1,006

                   INDUSTRIAL SERVICES (1.0%)
           1,000   Quanta Services, Inc., 4.0%, Sub. Conv. Notes, 7/1/07              968
             500   Quanta Services, Inc., 4.5%, Sub. Conv. Notes, 10/1/23             646
           1,000   Sabre Holdings Corp., 7.35%, Notes, 8/1/11                       1,076
                                                                                ----------
                                                                                    2,690

                   INSURANCE - LIFE (0.7%)
           2,000   Principal Life Income Funding Trust, Floating
                      Rate Notes, 4.41%, 4/1/16**                                   1,943

                   OILFIELD SERVICES/EQUIPMENT (0.2%)
             500   Pemex Project Funding Master Trust, 7.375%,
                      Guaranteed notes, 12/15/14                                      555

                   RETAIL AUTOMOTIVE (0.1%)
             300   Pep Boys-Manny, Moe & Jack (The),
                      4.25%, Conv. Note, 6/1/07                                       291

                   RETAIL STORE (0.4%)
           1,000   Dollar General Corp., 8.625%, Sr. Guaranteed
                      Notes, 6/15/10                                                1,124

                   SECURITIES BROKERAGE (0.8%)
           2,000   Bear Stearns Companies, Inc. (The), Floating Rate
                      Notes, 5.00%, 4/10/14**                                       1,955

                   TRUCKING (0.4%)
           1,000   Roadway Corp., 8.25%, Notes, 12/1/08                             1,075

                   TOTAL CORPORATE BONDS & NOTES
                      (Cost $29,224,000)                                           29,315
                                                                                ----------

U.S. GOVERNMENT AGENCY
    OBLIGATIONS (16.5%)

           3,500   Federal Farm Credit Bank,
                     4.25%, 10/10/08                                                3,484
           3,000   Federal Home Loan Bank Bonds,
                      3.50%, 8/15/06                                                2,979
           3,000   Federal Home Loan Bank Bonds,
                      4.00%, 3/10/08                                                2,969
           4,000   Federal Home Loan Bank Bonds,
                      5.00%, 3/10/10                                                4,011
           2,000   Federal Home Loan Bank Bonds,
                      3.50%, 3/2/07                                                 1,976
           3,000   Federal Home Loan Bank Bonds,
                      3.875%, 6/8/07                                                2,975
           2,000   Federal Home Loan Bank Bonds,
                      3.00%, 3/30/11                                                2,011
           3,000   Federal Home Loan Bank Bonds,
                      3.05%, 11/9/07                                                2,959
           3,000   Federal Home Loan Bank Bonds,
                      4.08%, 5/19/09                                                2,958
           2,000   Federal Home Loan Bank Bonds,
                      3.50%, 2/28/07                                                1,976
           2,000   Federal Home Loan Bank Bonds,
                      3.33%, 12/20/06                                               1,975
           4,000   Federal Home Loan Bank Bonds,
                      4.0%, 6/13/08                                                 3,956
           5,500   Federal Home Loan Bank Bonds,
                      4.25%, 9/12/08                                                5,467
           2,500   Federal Home Loan Bank Bonds,
                      4.375%, 10/3/08                                               2,480
           4,000   Federal Home Loan Mortgage Corp.,
                      5.00%, 2/15/26 (IO)                                             645
                                                                                ----------
                   TOTAL U.S. GOVERNMENT
                      AGENCY OBLIGATIONS
                      (Cost $43,210,000)                                           42,821

                   TOTAL INVESTMENT SECURITIES (89.5%)
                      (Cost $198,141,000)                                         232,574
                                                                                ----------

SHORT-TERM INVESTMENTS (10.8%)

                   CORPORATE BOND (1.9%)
           5,000   Nelnet Student Loan Corp.
                      Series 2004-2A Class A5C Floating
                      Rate Bond, 3.80%, 7/25/05 ** (Cost $5,000,000)                5,000
                                                                                ----------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)
           5,000   Federal Home Loan Bank
                      Step Coupon, 7/13/06 (Cost $5,000,000)                        5,000
                                                                                ----------

                   REPURCHASE AGREEMENT*** (7.0%)
                      (including accrued interest)

           8,900   With Morgan Stanley & Co., Inc., 3.24%, dated
                      9/30/05, due 10/3/05, delivery value $8,902,000
                      (collateralized by $7,095,000 U.S. Treasury
                      Bonds 6.50%, due 11/15/26, with a value
                      of $9,046,000)                                                8,901

           9,200   With UBS Warburg LLC, 3.25%, dated 9/30/05,
                       due 10/3/05, delivery value $9,202,000
                      (collateralized by $7,110,000 U.S. Treasury
                      Bond 7.25%, due 8/15/22, with a value
                      of $9,356,000)                                                9,201
                                                                                ----------


                   TOTAL REPURCHASE AGREEMENT
                      (Cost $18,102,000)                                           18,102
                                                                                ----------

                   TOTAL SHORT-TERM INVESTMENTS
                      (Cost $28,102,000)                                           28,102
                                                                                ----------

EXCESS OF LIABILITIES OVER CASH
  & OTHER ASSETS (-0.3%)                                                        $    (681)
                                                                                ==========
NET ASSETS (100.0%)                                                             $ 259,995
                                                                                ==========
NET ASSET VALUE, OFFERING AND REDEPMTION
   PRICE PER OUTSTANDING SHARE
   ($259,994,992 / 28,942,280 shares outstanding)                               $    8.98
                                                                                ==========

(ADR) American Depositary Receipts.

*     Non-income producing.

**    Rate at 9/30/05. Floating Rate changes monthly.

*** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(1)   144A Security.

(IO)  Interest Only Security.

The Fund's unrealized appreciation/depreciation as of September 30, 2005 was as follows:

                                                                    Total Net
                                                                    Unrealized
   Total Cost         Appreciation          Depreciation           Appreciation
--------------------------------------------------------------------------------
   $ 226,243,000     $37,214,000             $(2,781,000)           $34,433,000
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    11/28/05
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         -----------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer

Date:    11/28/05
         -------------------------------